NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 16,214			$ 15,140
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	7,915			7,850
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	8,208	$ 10,875		7,217	$ 9,776
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 91		R$ 443	$ 73		R$ 381